Trading assets and liabilities	6 Months Ended
Jun. 30, 2019
Trading assets and liabilities
Trading assets and liabilities

7. Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value in trading portfolios.

	30 June	31 December
	2019	2018
Assets	£m	£m
Loans
Reverse repos	28,176	24,759
Collateral given	22,063	19,036
Other loans	1,651	1,308
Total loans	51,890	45,103
Securities
Central and local government
- UK	5,365	6,834
- US	6,093	4,689
- other	16,341	13,498
Other securities	5,675	4,995
Total securities	33,474	30,016
Total	85,364	75,119

Liabilities
Deposits
Repos	32,087	25,645
Collateral received	23,204	20,187
Other deposits	2,335	1,788
Total deposits	57,626	47,620
Debt securities in issue	1,495	903
Short positions	25,014	23,827
Total	84,135	72,350